Transactions with Affiliates (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Separate account assets	$ 111,592	$ 109,625
Subsidiaries | Lombard International Administration Services Company, LLC
Effects of Reinsurance [Line Items]
Separate account assets	42,000
Subsidiaries | Lombard International Administration Services Company, LLC | Related Party Transaction, Servicing Fee
Effects of Reinsurance [Line Items]
Related party transaction amount	14
Subsidiaries | Lombard International Administration Services Company, LLC | Related Party Transaction, Expense Reimbursements
Effects of Reinsurance [Line Items]
Related party transaction amount	$ 1